Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Expenses and Other Current Liabilities
Deposits payable to service providers and others	¥ 44,959		¥ 52,546
Accrued service expenses	44,162		45,270
Advance payment from platform users and customers	113,787		91,839
Payable to service providers	19,519		17,528
Payables to suppliers of inventories	20,308		10,566
Product warranty	3,870		3,339
Accrued litigation liabilities (see Note 21)	256		2,157
Others	18,355		10,668
Total	¥ 265,216	$ 36,334	¥ 233,913